CONCENTRATIONS OF REVENUE (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenues	$ 8,098,036	$ 6,964
One Customer [Member]
Concentration Risk [Line Items]
Revenues	$ 6,682,019
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	83.00%